Unaudited Condensed Consolidated Interim Statements of Profit or Loss - EUR (€) € in Millions	3 Months Ended		9 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023
Profit or loss [abstract]
Revenue	€ 769.6	€ 763.5	€ 2,306.4	€ 2,283.7
Cost of sales	(521.4)	(546.8)	(1,614.5)	(1,632.7)
Gross profit	248.2	216.7	691.9	651.0
Other operating expenses	(111.5)	(104.8)	(346.2)	(323.2)
Exceptional items	(14.3)	(13.5)	(50.2)	(54.1)
Operating profit	122.4	98.4	295.5	273.7
Finance income	1.8	24.4	25.7	21.5
Finance costs	(37.2)	(26.4)	(104.6)	(87.8)
Net financing costs	(35.4)	(2.0)	(78.9)	(66.3)
Profit before tax	87.0	96.4	216.6	207.4
Taxation	(16.7)	(18.8)	(40.9)	(39.4)
Profit for the period	€ 70.3	€ 77.6	€ 175.7	€ 168.0
Basic earnings per share	€ 0.44	€ 0.46	€ 1.08	€ 0.97
Equity owners of the parent	€ 70.3	€ 77.6	€ 175.7	€ 168.0
Earnings per share
Diluted earnings per share	€ 0.44	€ 0.46	€ 1.08	€ 0.97